Offerings	Jul. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of Floating Rate Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Accenture plc will fully and unconditionally guarantee the Floating Rate Notes due 2029, 4.750% Senior Notes due 2029, 5.000% Senior Notes due 2031, 5.300% Senior Notes due 2033 and 5.600% Senior Notes due 2036, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2029
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99983
Maximum Aggregate Offering Price	$ 999,830,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,076.52
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.750% Senior Notes due 2029
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Accenture plc will fully and unconditionally guarantee the Floating Rate Notes due 2029, 4.750% Senior Notes due 2029, 5.000% Senior Notes due 2031, 5.300% Senior Notes due 2033 and 5.600% Senior Notes due 2036, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2031
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99987
Maximum Aggregate Offering Price	$ 1,499,805,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,123.07
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.000% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Accenture plc will fully and unconditionally guarantee the Floating Rate Notes due 2029, 4.750% Senior Notes due 2029, 5.000% Senior Notes due 2031, 5.300% Senior Notes due 2033 and 5.600% Senior Notes due 2036, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2033
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99844
Maximum Aggregate Offering Price	$ 1,098,284,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,673.02
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.300% Senior Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Accenture plc will fully and unconditionally guarantee the Floating Rate Notes due 2029, 4.750% Senior Notes due 2029, 5.000% Senior Notes due 2031, 5.300% Senior Notes due 2033 and 5.600% Senior Notes due 2036, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2036
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99902
Maximum Aggregate Offering Price	$ 1,098,922,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,761.13
Offering Note	This filing fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrants' Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.600% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Accenture plc will fully and unconditionally guarantee the Floating Rate Notes due 2029, 4.750% Senior Notes due 2029, 5.000% Senior Notes due 2031, 5.300% Senior Notes due 2033 and 5.600% Senior Notes due 2036, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.